Transfer of financial assets, assets pledged and received as collateral (Tables)	12 Months Ended
Dec. 31, 2021
Transfer of financial assets, assets pledged and received as collateral [abstract]
Summary of assets not freely disposable
Financial assets pledged as collateral
2021 2020
Banks
–

Cash and balances with central banks
465 1,377
–

Loans and advances to banks
3,310 3,833
Financial assets at fair value through profit or loss 15,334
14,772
Financial assets at fair value through OCI 2,320
2,377
Securities at amortised cost 4,468 7,023
Loans and advances to customers 118,868 115,194
Other assets 796 761
145,560
145,338

Schedule of financial assets received as collateral
Financial assets received as collateral
2021 2020
Total received

collateral available for

sale or repledge at fair value
–

equity securities
27,553
20,018
–

debt securities
67,696 79,670
of which sold or repledged at fair value
–

equity securities
23,330
16,365
–

debt securities
50,366 60,384

Schedule of transfer of financial assets not qualifying for derecognition
Transfer of financial assets not qualifying for derecognition

Securities lending Sale and repurchase
Equity Debt Equity Debt
2021 2020 2021 2020 2021 2020 2021 2020
Transferred

assets at carrying amount
Financial assets at fair value through profit or loss
3,109 3,151 4,384 2,078 5,863 8,619
Financial assets at fair value through other
comprehensive income 150 56 527 2,120
Loans and advances to customers
4,386 2,381 2
Securities at amortised cost
280 470 992 6,281
Associated liabilities at carrying amount 1
Deposits from banks
n/a n/a n/a n/a
Customer deposits
n/a n/a n/a n/a
Financial liabilities at fair value through profit or
loss n/a n/a n/a n/a 4,130 2,018 7,538 5,994